NOTES RECEIVABLE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Notes Receivable from Sending Agents [Abstract]
Notes receivable, current	$ 730	$ 471
Allowance	(279)	(176)
Net current	451	295
Notes receivable, long-term	478	608
Allowance	(169)	(248)
Net long-term	309	360
Notes collateralized amount	1,200	$ 1,100
Maturities of Notes Receivable [Abstract]
Under 1 year	730
Between 1 and 2 years	438
Between 2 and 3 years	40
Total	$ 1,208
Minimum [Member]
Notes Receivable from Sending Agents [Abstract]
Interest rate on notes receivable	0.00%
Maximum [Member]
Notes Receivable from Sending Agents [Abstract]
Interest rate on notes receivable	18.50%